DERIVATIVE LIABILITIES - Fair value of derivative (Details) - Fair Value, Inputs, Level 3 [Member] - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Series F [Member]
Beginning balance at beginning of year	$ 1,000,000	$ 1,000,000
Issuances	0
Adjustments to estimated fair value	0
Ending balance at end of year	1,000,000	1,000,000
Series G [Member]
Beginning balance at beginning of year	748,275	748,275
Issuances	0
Adjustments to estimated fair value	0
Ending balance at end of year	748,275	748,275
Series H [Member]
Beginning balance at beginning of year	568,144	1,247,415
Issuances	0
Adjustments to estimated fair value	(108,944)	(679,271)
Ending balance at end of year	$ 459,200	$ 568,144